Stockholders Equity (Tables)	12 Months Ended
Dec. 31, 2021
Stockholders Equity
Schedule Of
	RSUs		RSAs
	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value
Non-vested as of December 31, 2020	600,000	$0.40	-	$-
Granted	4,260,000	$0.57	-	$-
Vested	(1,647,000)	$0.69	-	$-
Forfeited	(120,000)	$0.63	-	$-
Non-vested as of December 31, 2021	3,093,000	$0.47	-	$-